Label	Element	Value
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.10%
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $640.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Pacer Swan SOS Moderate (October) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.20%
Pacer Swan SOS Moderate (October) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.00%)
Pacer Swan SOS Moderate (October) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%